Use of accounting assumptions, estimates and judgements	6 Months Ended
Jun. 30, 2026
Use of accounting assumptions, estimates and judgements
Use of accounting assumptions, estimates and judgements

3Use of accounting assumptions, estimates and judgements

In preparing these unaudited condensed consolidated interim financial statements, management has made accounting assumptions, estimates and judgements that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Changes in estimates are recognised prospectively. Key accounting assumptions, estimates and judgements applied in the preparation of the unaudited condensed consolidated interim financial statements are consistent with those applied in the preparation of the audited annual consolidated financial statements for the year ended December 31, 2025.

3.1Convertible senior notes

3.1.1Significant judgement and estimates

Classification of the conversion feature

On January 20, 2026, the Company issued Convertible Senior Notes, (the “Notes”) under an indenture with U.S. Bank Trust Company, N.A. as Trustee. The Notes have an aggregate principal amount of US$150 million, mature on January 15, 2033, and bear interest at 5.875% per annum, payable semi-annually on 15 January and 15 July, beginning 15 July 2026.

The Notes are convertible at the option of holders in specified circumstances prior to October 15, 2032 and from October 15, 2032 until shortly before maturity regardless of those conditions. The initial conversion rate is 24.6837 common shares per US$1,000 principal amount of Notes, subject to adjustment. Management applied significant judgement in determining the classification of the conversion feature within the Notes and concluded that the conversion feature embedded within the Notes does not satisfy the IAS 32 Financial Instruments: Presentation (“IAS 32”) equity classification requirements. The conversion feature does not meet the IAS 32 criteria for equity classification because the contractual settlement terms do not satisfy the “fixed-for-fixed” requirement for equity instruments. Accordingly, the conversion feature is recognised separately as a derivative financial liability and is initially measured at fair value.

In reaching this conclusion, management considered the contractual settlement alternatives, including physical settlement, cash settlement and combination settlement provision, the issuer’s settlement discretion, the initial conversion rate, conversion rate adjustment provisions and mechanisms, and other contractual features and whether the conversion feature meets the IAS 32 requirements for equity classification. This judgement has a material effect on whether the conversion feature is presented in equity or measured as a derivative financial liability at fair value through profit or loss. Consequently, the conversion feature has been classified as a derivative financial liability and is measured at fair value through profit or loss at each reporting date.

Current versus non-current classification

Management applies judgement in determining whether the Notes are current or non-current at each reporting date. The Notes mature on January 15, 2033, but holder conversion rights, redemption rights, fundamental change repurchase rights and events of default may affect classification.

Capitalisation of borrowing cost

Management applies judgement in determining whether any portion of effective interest expense qualifies for capitalisation under IAS 23 Borrowing Costs (“IAS 23”). This depends on whether the proceeds are directly attributable to qualifying mining assets, such as mine development, processing plant expansion, shaft development, power infrastructure or other long-term construction projects.

3Use of accounting assumptions, estimates and judgements (continued)

3.1Convertible senior notes (continued)

3.1.2Key sources of estimation uncertainty

Fair Value Measurement of Derivative Liability

The measurement of the derivative liability requires estimation of fair value. The fair value of the derivative conversion feature is determined using an appropriate valuation model that reflects the contractual terms of the Notes. Significant inputs include the Company’s share price, expected share price volatility, risk-free interest rates, expected dividend yield, credit spread, expected term and assumptions regarding conversion and redemption behaviour. As these inputs include significant unobservable assumptions, the derivative liability is classified within Level 3 of the IFRS 13 Fair Value Measurement (“IFRS 13”) fair value hierarchy unless observable market inputs become available.

Valuation of comparable non-convertible debt

Measurement of the liability component requires estimation of fair value. Significant inputs include market yields for comparable non-convertible debt, the Company’s credit spread, risk-free interest rates, term to maturity, liquidity premium, expected life and assumptions regarding conversion, redemption or repurchase behaviour.

Changes in the assumptions above may materially affect the carrying amount of the liability or derivative and the amount recognised in profit or loss.

3.2Bilboes sulphide

IFRS 6 Exploration for and Evaluation of Mineral Resources (“IFRS 6”) requires that both technical feasibility and commercial viability be demonstrable before exploration and evaluation assets are reclassified to development assets. Following an assessment of the technical and commercial status of the Bilboes sulphide project, management concluded that, as at March 31, 2026, the criteria for transition from the exploration and evaluation phase to the development phase had been met. Accordingly, the Bilboes sulphide asset was transferred from exploration and evaluation assets to development assets effective March 31, 2026. Refer to notes 13 and 14.